Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share-based compensation
A detail of share-based compensation cost for the years ended December 31, 2016, 2015 and 2014 is as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Stock options:
Incentive Stock Options (share settled)	$206	$243	$573
Non-Qualified Stock Options (share settled)	164	71	171
Restricted stock (share settled)	1,073	4,303	4,504
Cash settled stock units	244	(439)	3,094
Share-based compensation	$1,687	$4,178	$8,342

Schedule of stock option valuation assumptions
The following table outlines the assumptions used in computing the fair value of stock options granted during 2016 and 2014:

	Years Ended December 31,
	2016	2014
Dividend yield	—%	—%
Expected volatility	62.0%-79.99%	79.4% - 80.0%
Risk-free rate	1.255%-2.09%	1.81% - 2.015%
Expected term	6 years	6 years
Forfeiture rate	5.0%	5.0%
Stock options granted (1)	1,168,754	17,359
Wgtd. avg. grant date fair value per share	$1.96	$11.36
Fair value of grants (1)	$2,293,000	$197,000

(1)	Prior to applying estimated forfeiture rate

Schedule of stock options activity
The following table details stock option activity during the year ended December 31, 2016:

	Number of Options	Wgtd. Avg. Exercise Price	Wgtd. Avg. Remaining Life	Aggregate Intrinsic Value (000’s)
Outstanding at beginning of year	340,492	$24.38
Granted	1,168,754	3.33
Expired/cancelled/forfeited	(96,306)	22.01
Exercised	—	—
Outstanding at end of year	1,412,940	7.13	8.74	$186

Options exercisable at end of year	256,013	$24.11	4.73	$—
Options expected to vest	1,355,094	7.29	8.71	$176

Schedule of stock option plans, by exercise price range
The following table summarizes information regarding stock options outstanding at December 31, 2016:

Range of	Options	Wgtd. Avg.	Wgtd. Avg.	Options	Wgtd. Avg.
Exercise	Outstanding	Remaining	Exercise	Exercisable	Exercise
Price	12/31/2016	Contractual Life	Price	12/31/2016	Price
$0.00-$2.49	66,373	9.20	$2.37		—
$2.50-$3.49	878,833	9.74	$3.17		—
$3.50-$4.99	206,769	9.38	$4.26		—
$15.00-$30.32	260,965	4.77	$23.94	256,013	$24.11
	1,412,940	8.74	$7.13	256,013	$24.11

Schedule of restricted stock units activity
The following table details restricted stock activity during the year ended December 31, 2016:

	Number of Shares	Wgtd. Avg. Fair Value per Share
Outstanding at beginning of year	296,259	$16.32
Granted	—	—
Cancelled/forfeited	(67,672)	16.97
Lapse of restrictions	(150,030)	15.90
Outstanding at December 31, 2016	78,557	$16.57
The following table details MRSU and RSU activity during the year ended December 31, 2016:

	MRSU	RSU	Total
Outstanding at beginning of year	25,821	188,337	214,158
Granted	—	—	—
Expired/Cancelled/Forfeited	(2,285)	(44,897)	(47,182)
Vested/Paid	(8,607)	(111,461)	(120,068)
Outstanding at December 31, 2016	14,929	31,979	46,908